Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	03/31/2010

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.):		[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Richard C. Young & Co., Ltd.
Address:	98 William Street
		Newport, RI 02840

Form 13F File Number:	028-12215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Christopher Stack
Title:		Senior Vice President
Phone:		4018492137

Report Type

[x]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

Form 13F Summary Page

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	257,902 (x$1,000)

List of Other Included Managers:	None.

NAME ISS			TIT OF CL	CUS          	VAL x$1000	SHS 		INV DIS	OT MAN	VOT

AT&T INC			COM		00206R102	2,514		97,272 (SH)	SLE	NO	NO
ALLIANC RE PT LP		UT L PT		01877R108       550		 13,124(SH)	SLE	NO	NO
AMERICAN STS WTR CO		COM		029899101	812		23,392(SH)	SLE	NO	NO
ATMOS ENERGY CORP		COM		049560105	3,264		114,250(SH)	SLE	NO	NO
BP PLC 				SN ADR		055622104	3,343		 58,569 (SH) 	SLE	NO	NO
BANK NOVA SCOTIA HALIFAX	COM		064149107	2,227		44,524 (SH)	SLE	NO	NO
BLACK HILLS CORP		COM		092113109	1,573		51,842 (SH)	SLE	NO	NO
BLACKROCK ENERGY & RES TR	COM		09250U101	4,438		177,793(SH)	SLE	NO	NO
BLACKROCK ENHANCED DIV ACHV	COM		09251A104       3,764		424,788(SH)	SLE	NO	NO
BLACKROCK REAL ASSET EQUITY	COM		09254B109	4,115		320,762(SH)	SLE	NO	NO
BLACKROCK ENH CAP & INC FD I	COM		09256A109	4,458		283,927(SH)	SLE	NO	NO
BOEING CO			COM		097023105	3,500		 48,209(SH)	SLE	NO	NO
BUCKEYE PRTN LP 		UNT LTD PRTN	118230101	1,638		27,271(SH)	SLE	NO	NO
CALIFORNIA WTR SVC GROUP	COM		130788102	558		14,835(SH)	SLE	NO	NO
CATERPILLAR INC DEL		COM		149123101	2,408		38,307(SH)	SLE	NO	NO
COCA COLA CO			COM		191216100	3,280		59,638(SH)	SLE	NO	NO
COLGATE PALMOLIVE CO		COM		194162103	1,550		18,182(SH)	SLE	NO	NO
CONNECTICUT WTR SVC INC		COM		207797101	1,183		50,839(SH)	SLE	NO	NO
CURRENCYSHARES SWISS FRC T	SWISS FRC SH	23129V109	5,426		57495(SH)	SLE	NO	NO
DIAGEO PLC			SPON ADR NEW	25243Q205	2,612		38,732(SH)	SLE	NO	NO
DUKE ENERGY CORP NEW		COM		26441C105	3,464		212,237(SH)	SLE	NO	NO
FPL GROUP INC			COM		302571104	3,341		69,133(SH)	SLE	NO	NO
GENERAL ELECTRIC CO 		COM		369604103	1,484		81,520(SH)	SLE	NO	NO
HARLEY DAVIDSON INC		COM		412822108	1,644		58,564(SH)	SLE	NO	NO
HEINZ H J CO			COM		423074103	2,103		46,115(SH)	SLE	NO	NO
ISHARES INC			MSCI CDA INDEX	464286509	25,647		918,907(SH)	SLE	NO	NO
ISHARES INC			MSCI SWITZERLD	464286749	8,785		380,294(SH)	SLE	NO	NO
ISHARES TR			DJ OIL&GAS EXP	464288851	5,472		100,745(SH)	SLE	NO	NO
JOHNSON & JOHNSON		COM		478160104	3,589		 55,052(SH)	SLE	NO	NO
KIMBERLY CLARK CORP		COM		494368103	3,729		59,300(SH)	SLE	NO	NO
KINDER MORGAN MANAGEMENT LLC	SHS		49455U100	980		16,721(SH)	SLE	NO	NO
KINDER MORGAN ENRGY PRTN	UT LTD PRTN	494550106	2,696		 41,213(SH)	SLE	NO	NO
MARKET VECTORS ETF TR		AGRIBUS ETF	57060U605	8,658		191,983(SH)	SLE	NO	NO
MARKET VECTORS ETF TR		BRAZL SMCP ETF	57060U613	9,518		208,282(SH)	SLE	NO	NO
MIDDLESEX WATER CO		COM		596680108	2,182		127,994(SH)	SLE	NO	NO
NATURAL RES PRTN L		COM UNIT LP 	63900P103       550		 20,993(SH)	SLE	NO	NO
NORTHWEST NAT GAS CO		COM		667655104	3,238		69,477(SH)	SLE	NO	NO
NUSTAR ENERGY LP		UNIT COM	67058H102	1,986		32,859(SH)	SLE	NO	NO
PEPSICO INC			COM		713448108	3,061		 46,271(SH)	SLE	NO	NO
PIEDMONT NAT GAS INC		COM		720186105	2,627		 95,239(SH)	SLE	NO	NO
PLUM CREEK TIMBER CO INC	COM		729251108	2,852		 73,291(SH)	SLE	NO	NO
RAYONIER INC			COM		754907103	3,595		 79,123(SH)	SLE	NO	NO
SELECT SECTOR SPDR TR		SBI INT-UTILS	81369Y886	16,622		560,425(SH)	SLE	NO	NO
SPDR GOLD TRUST			GOLD SHS	78463V107	42,145		 386,828(SH)	SLE	NO	NO
SUNOCO LOGISTICS PRTNRS LP	COM UNITS	86764L108	579		8,450(SH)	SLE	NO	NO
TC PIPELINES LP			UT COM LTD PRT	87233Q108	722		18,994(SH)	SLE	NO	NO
3M Co                  		COM		88579Y101       1,577		 18,870(SH)	SLE	NO	NO
TORTOISE ENERGY CAP CORP	COM		89147U100	3,446		139,676(SH)	SLE	NO	NO
UNILEVER PLC ADR		SPON ADR NEW	904767704	3,624		123,787(SH)	SLE	NO	NO
UNITED PARCEL SERVICE INC	CL B		911312106	2,044		 31,734(SH) 	SLE	NO	NO
UNITED TECHNOLOGIES CORP	COM		913017109	2,726		 37,031(SH)	SLE	NO	NO
VANGUARD WORLD FDS		CONSUM STP ETF	92204A207	15,887		227,623(SH)	SLE	NO	NO
VANGUARD WORLD FDS		INDUSTRIAL ETF	92204A603	5,638		97,970(SH)	SLE	NO	NO
VECTREN CORP			COM		92240G101	3,095		125,204(SH)	SLE	NO	NO
VERIZON COMMUNICATIONS INC	COM		92343V104	2,876		92,704(SH)	SLE	NO	NO
XCEL ENERGY INC			COM		98389B100	2,507		118,238(SH)	SLE	NO	NO